Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 35,409,156	$ 30,043,046
Restricted cash	2,571,667	0
Accounts receivable, net	4,808,287	2,910,079
Inventories	11,413,391	13,964,510
Prepaid expenses and other current assets	6,389,519	2,131,895
TOTAL CURRENT ASSETS	60,592,020	49,049,530
Property and equipment, net	7,348,761	10,411,396
Unbilled receivables	3,680,327	0
Other long-term assets	188,994	204,122
TOTAL ASSETS	71,810,102	59,665,048
CURRENT LIABILITIES
Accounts payable	14,034,170	9,072,929
Accrued expenses	6,854,256	5,802,135
Deferred revenue	2,666,547	2,435,909
Other current liabilities	15,867,893	14,958,064
Term Loan-current portion	0	3,750,000
Warrants to purchase common shares	148,129	49,863
Warrants to purchase preferred shares	504,117	2,072,536
TOTAL CURRENT LIABILITIES	40,075,112	38,141,436
LONG-TERM TERM LOAN	43,190,312	3,750,000
LONG-TERM OTHER LIABILITIES	541,770	1,015,248
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	323,161,613	325,200,758
STOCKHOLDERS' DEFICIT
Common stock	99	99
Additional paid-in capital	10,567,654	6,982,996
Accumulated deficit	(345,726,458)	(315,425,489)
TOTAL STOCKHOLDERS' DEFICIT	(335,158,705)	(308,442,394)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	71,810,102	59,665,048
Class A preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	8,023,239	8,023,239
Class B preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	24,999,769	24,999,769
Class C-1 & C-2 preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	123,566,111	123,566,111
Class C-3 preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	5,027,138	7,066,283
Class D preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	119,620,218	119,620,218
Class E preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	$ 41,925,138	$ 41,925,138